Summary of Significant Principal Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Significant Accounting Policies [Line Items]
Impairment of equity method investments	¥ 0	¥ 0	¥ 0
Cash and cash equivalents		457,340,000	244,809,000	$ 164,390	¥ 1,144,451,000
Short-term investments		56,535,000		121,239	844,040,000
Advertising expense	869,977,000	619,841,000	362,721,000
Income from government subsidies	25,761,000	25,477,000	10,308,000
Reimbursements recorded as other income	¥ 3,231,000	2,856,000	2,517,000
Foreign Currency Exchange Rate Weighted Average Translation Rate	6.9618
Amortization of Intangible Assets	¥ 43,295,000	19,481,000	12,837,000
Loss for accidental fire that occurred at a third-party warehouse in Shanghai	45,469,000
Future lease payments for short-term operating					6,515,000
Operating Lease, Cost	172,727,000	141,993,000	105,126,000
Short-term Lease, Cost	¥ 2,786,000
Operating Lease, Right-of-Use Asset				$ 63,287	440,593,000
Operating Lease, Liability					¥ 447,844,000
Accounting Standards Update 2016-02 [Member]
Significant Accounting Policies [Line Items]
Operating Lease, Right-of-Use Asset						¥ 462,391,000
Operating Lease, Liability						¥ 459,733,000
Internally developed software [Member]
Significant Accounting Policies [Line Items]
Intangible asset, useful life	3 years
Trademark [Member]
Significant Accounting Policies [Line Items]
Intangible asset, useful life	10 years
Land Use Right [Member]
Significant Accounting Policies [Line Items]
Intangible asset, useful life	44 years
Amortization of Intangible Assets	¥ 1,026,000	¥ 1,026,000	¥ 342,000
Property, Plant and Equipment, Estimated Useful Lives	42
Supplier relationship [Member]
Significant Accounting Policies [Line Items]
Intangible asset, useful life	10 years